Changes in consolidated statements of comprehensive income (Tables)	12 Months Ended
Dec. 31, 2023
Comprehensive income [abstract]
Comprehensive income
(USD millions)	Note	Fair value adjustments on financial instruments	Actuarial gains/(losses) from defined benefit plans	Cumulative currency translation effects	Total value adjustments attributable to Novartis AG shareholders	Non- controlling interest	Total value adjustments

Value adjustments at December 31, 2020		220	-5 773	4 134	-1 419	-29	-1 448

Fair value adjustments on equity securities, net of taxes of USD -44 million [1]		194			194		194

Net investment hedge, net of taxes of USD 33 million				216	216		216

Defined benefit plans, net of taxes of USD -323 million			1 808		1 808	1	1 809

Currency translation effects, net of taxes of USD 17 million	9.1			-4 757	-4 757	-5	-4 762

Total value adjustments in 2021		194	1 808	-4 541	-2 539	-4	-2 543

Fair value adjustments on equity securities sold, reclassified to retained earnings net of taxes of USD 48 million		-164			-164		-164

Value adjustments related to divestments		-62	-3		-65		-65

Value adjustments at December 31, 2021		188	-3 968	-407	-4 187	-33	-4 220

Fair value adjustments on equity securities, net of taxes of USD 81 million [1]		-382			-382		-382

Net investment hedge, net of taxes of USD -30 million				91	91		91

Defined benefit plans, net of taxes of USD -104 million			-104		-104	1	-103

Currency translation effects, net of taxes of USD 18 million	9.1			-444	-444	-6	-450

Total value adjustments in 2022		-382	-104	-353	-839	-5	-844

Fair value adjustments on equity securities sold, reclassified to retained earnings net of taxes of nil		-4			-4		-4

Value adjustments related to divestments, net of taxes of USD -4 million			34		34		34

Value adjustments at December 31, 2022		-198	-4 038	-760	-4 996	-38	-5 034

Fair value adjustments on equity securities, net of taxes of USD -6 million [1]		37			37		37

Net investment hedge, net of taxes of USD 19 million				-50	-50		-50

Defined benefit plans, net of taxes of USD 16 million			-160		-160		-160

Currency translation effects, net of taxes of USD -6 million	9.1			1 373	1 373	2	1 375

Total value adjustments in 2023		37	-160	1 323	1 200	2	1 202

Fair value adjustments on equity securities sold, reclassified to retained earnings net of taxes of USD -7 million		1			1		1

Value adjustments related to divestments, net of taxes of USD -4 million		2	27		29		29

Value adjustments at December 31, 2023		-158	-4 171	563	-3 766	-36	-3 802

[1] Includes fair value adjustments on equity securities designated as financial assets valued at fair value through other comprehensive income with no subsequent recycling into the consolidated income statement